Breakdown of Financial Assets	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Breakdown of Financial Assets	Breakdown of financial assets
The breakdown of financial assets of the Telefónica Group at December 31, 2024 is as follows:

December 31, 2024
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	247	—	218	543	2,441	523	2,912	14	1,890	5,339	5,339
Investments	42	—	—	543	—	478	107	—	—	585	585
Credits and other financial assets	41	—	18	—	—	45	—	14	543	602	602
Deposits and guarantees	—	—	—	—	—	—	—	—	691	691	691
Derivative instruments	164	—	—	—	2,441	—	2,605	—	—	2,605	2,605
Trade receivables	—	—	200	—	—	—	200	—	745	945	839
Trade receivables for subleases	—	—	—	—	—	—	—	—	17	17	17
Impairment of trade receivables	—	—	—	—	—	—	—	—	(106)	(106)	—
Current financial assets	367	—	894	—	371	312	1,320	—	15,794	17,426	17,426
Trade receivables (Note 14)	—	—	850	—	—	—	850	—	9,762	10,612	7,564
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(3,048)	(3,048)	—
Other current financial assets (Note 15)	367	—	44	—	371	312	470	—	1,018	1,800	1,800
Cash and cash equivalents	—	—	—	—	—	—	—	—	8,062	8,062	8,062
Total	614	—	1,112	543	2,812	835	4,232	14	17,684	22,765	22,765
The calculation of the fair values of the Telefónica Group's debt instruments required an estimate, for each currency and counterparty, of a credit spread curve using the prices of the Group's bonds and credit derivatives.
The breakdown of financial assets of the Telefónica Group at December 31, 2023 was as follows:

December 31, 2023
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	224	—	289	578	1,785	537	2,326	13	2,325	5,201	5,201
Investments	38	—	—	578	—	510	106	—	—	616	616
Credits and other financial assets	31	—	9	—	—	27	—	13	701	741	741
Deposits and guarantees	—	—	—	—	—	—	—	—	966	966	966
Derivative instruments	155	—	—	—	1,785	—	1,940	—	—	1,940	1,940
Trade receivables	—	—	280	—	—	—	280	—	769	1,049	924
Trade receivables for subleases	—	—	—	—	—	—	—	—	14	14	14
Impairment of trade receivables	—	—	—	—	—	—	—	—	(125)	(125)	—
Current financial assets	291	—	945	—	271	293	1,214	—	14,152	15,659	15,659
Trade receivables (Note 14)	—	—	854	—	—	—	854	—	9,568	10,422	7,430
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,992)	(2,992)	—
Other current financial assets (Note 15)	291	—	91	—	271	293	360	—	425	1,078	1,078
Cash and cash equivalents	—	—	—	—	—	—	—	—	7,151	7,151	7,151
Total	515	—	1,234	578	2,056	830	3,540	13	16,477	20,860	20,860
Appendix IV: Financial instruments
The detail of the net financial debt arranged by the Group (notional amount) by currency and interest rates at December 31, 2024 is as follows:

								Fair value
Millions of euros	2025	2026	2027	2028	2029	Subsequent years	Notional	Underlying debt (*)	Associated derivatives	Total
Euro	(5,104)	2,946	3,829	2,216	2,455	15,625	21,967	15,429	7,614	23,043
Floating rate	1,567	1,432	228	340	563	3,592	7,722	1,970	9,409	11,379
Spread (%)	0.60	(0.13)	0.71	0.32	0.04	0.11	0.18	—	—	—
Fixed rate	(6,671)	1,514	3,601	1,876	1,892	12,033	14,245	13,459	(1,795)	11,664
Interest rate (%)	2.70	1.42	1.16	1.78	2.22	1.95	2.00	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Other european currencies
Instruments in CZK	(93)	—	—	—	—	—	(93)	—	(92)	(92)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	(93)	—	—	—	—	—	(93)	—	(92)	(92)
Interest rate %	3.70	—	—	—	—	—	3.70	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in GBP	(23)	(2)	(6)	(4)	—	—	(35)	910	(956)	(46)
Floating rate	2	—	—	—	—	—	2	2	(4)	(2)
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	(25)	(2)	(6)	(4)	—	—	(37)	908	(952)	(44)
Interest rate %	4.64	5.37	0.70	0.70	—	—	3.60	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CHF	(5)	—	—	—	—	—	(5)	(14)	—	(14)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	(5)	—	—	—	—	—	(5)	(14)	—	(14)
Interest rate %	0.50	—	—	—	—	—	0.50	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
America
Instruments in USD	(1,284)	(1,391)	14	48	14	1,928	(671)	11,229	(12,395)	(1,166)
Floating rate	(20)	(1,664)	—	29	—	1,924	269	211	33	245
Spread %	(0.18)	0.35	—	1.00	—	—	0.17	—	—	—
Fixed rate	(1,264)	273	14	19	14	4	(940)	11,018	(12,429)	(1,411)
Interest rate %	2.61	4.26	3.25	10.17	10.17	3.89	3.06	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UYU	1	27	35	—	—	—	63	58	7	65
Floating rate	—	—	35	—	—	—	35	35	—	35
Spread %	—	—	0.01	—	—	—	0.01	—	—	—
Fixed rate	1	27	—	—	—	—	28	23	7	30
Interest rate %	0.31	8.90	—	—	—	—	8.55	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2025	2026	2027	2028	2029	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in ARS	(143)	—	—	—	—	—	(143)	(158)	—	(158)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	(143)	—	—	—	—	—	(143)	(158)	—	(158)
Interest rate %	33.24	—	—	—	—	—	33.24	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in BRL	1,982	813	338	31	44	79	3,287	492	2,836	3,328
Floating rate	(803)	813	338	31	44	79	502	508	80	588
Spread %	0.92	0.04	1.30	0.23	0.16	0.14	0.59	—	—	—
Fixed rate	2,785	—	—	—	—	—	2,785	(16)	2,756	2,740
Interest rate %	9.47	—	—	—	—	—	9.47	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in CLP	(297)	317	96	104	37	405	663	(70)	778	708
Floating rate	(8)	230	48	104	37	255	667	110	578	688
Spread %	—	1.46	1.99	1.66	2.13	(0.52)	0.81	—	—	—
Fixed rate	(289)	87	48	—	—	150	(4)	(180)	200	20
Interest rate %	6.72	5.47	3.22	—	—	4.13	5.56	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in UFC	—	—	—	—	—	—	—	117	(155)	(38)
Floating rate	—	—	—	—	—	—	—	117	(155)	(38)
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate %	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in PEN	355	167	145	—	—	—	667	247	433	680
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	355	167	145	—	—	—	667	247	433	680
Interest rate %	5.38	7.33	7.38	—	—	—	6.30	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VAC	—	—	28	51	—	20	99	100	—	100
Floating rate	—	—	28	51	—	20	99	100	—	100
Spread %	—	—	3.63	3.03	—	3.09	3.21	—	—	—
Fixed rate	—	—	—	—	—	—	—	—	—	—
Interest rate %	—	—	—	—	—	—	—	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in COP	154	212	105	17	57	470	1,015	357	710	1,067
Floating rate	(417)	225	105	17	24	470	424	443	(2)	441
Spread %	0.37	2.52	4.25	3.32	3.44	0.28	1.14	—	—	—
Fixed rate	571	(13)	—	—	33	—	591	(86)	712	626
Interest rate %	4.75	9.00	—	—	8.09	—	5.03	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
Instruments in VEB	(129)	—	—	—	—	—	(129)	(129)	—	(129)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	—	—	—	—	—	—	—	—	—	—
Fixed rate	(129)	—	—	—	—	—	(129)	(129)	—	(129)
Interest rate %	55.44	—	—	—	—	—	55.44	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—

								Fair value
Millions of euros	2025	2026	2027	2028	2029	Subsequent years	Notional	Underlying debt(*)	Associated derivatives	TOTAL
Instruments in MXN	(189)	12	—	—	—	—	(177)	(405)	218	(188)
Floating rate	—	—	—	—	—	—	—	—	—	—
Spread %	1.02	—	—	—	—	—	1.02	—	—	—
Fixed rate	(189)	12	—	—	—	—	(177)	(405)	218	(188)
Interest rate %	10.20	8.80	—	—	—	—	10.12	—	—	—
Rate cap	—	—	—	—	—	—	—	—	—	—
TOTAL							26,508	28,163	(1,002)	27,161
Floating rate							9,720	3,496	9,939	13,435
Fixed rate							16,788	24,667	(10,941)	13,726
(*) Includes all net financial debt adjustments
The table below shows the sensitivity to interest rates originated by our position on interest rate swaps categorized into instruments entered into for trading purposes and instruments entered into for purposes other than trading at December 31, 2024:

Interest rate swaps
Millions of euros	Maturity
Non trading accountant purposes	2025	2026	2027	2028	2029	Subsequent years	Total	Fair value
EUR								167
Fixed to floating	—	—	—	—	—	—	—	206
Receiving leg	—	—	—	—	—	(2,583)	(2,583)	(7,143)
Average Interest Rate %	—	—	—	—	—	1.74	1.74
Paying leg	—	—	—	—	—	2,583	2,583	7,349
Average Spread %	—	—	—	—	—	—	—
Floating to fixed	—	—	—	—	—	—	—	19
Receiving leg	—	—	—	—	—	(1,133)	(1,133)	(2,106)
Average Spread %	—	—	—	—	—	—	—
Paying leg	—	—	—	—	—	1,133	1,133	2,125
Average Interest Rate %	—	—	—	—	—	2.67	2.67
Floating to floating	—	—	—	—	—	—	—	(58)
Receiving leg	(9,498)	—	—	—	—	—	(9,498)	(9,565)
Average Spread %	—	—	—	—	—	—	—
Paying leg	9,498	—	—	—	—	—	9,498	9,507
Average Spread %	0.12	—	—	—	—	—	0.12

Interest rate swaps
Millions of euros	Maturity
Trading accountant purposes	2025	2026	2027	2028	2029	Subsequent years	Total	Fair value
EUR								(933)
Fixed to floating	—	—	—	—	—	—	—	(163)
Receiving leg	(775)	—	(100)	(175)	—	(4,938)	(5,988)	(4,882)
Average Interest Rate %	0.05	—	0.76	0.69	—	2.58	2.17
Paying leg	775	—	100	175	—	4,938	5,988	4,719
Average Spread %	2.95	—	—	—	—	—	0.38
Floating to fixed	—	—	—	—	—	—	—	(770)
Receiving leg	(2,504)	—	(1,366)	—	—	(10,404)	(14,274)	(9,737)
Average Spread %	2.07	—	—	—	—	0.02	0.38
Paying leg	2,504	—	1,366	—	—	10,404	14,274	8,967
Average Interest Rate %	0.06	—	0.92	—	—	1.72	1.35
USD								1,224
Fixed to floating	—	—	—	—	—	—	—	1,224
Receiving leg	(434)	(3,858)	(4,473)	—	—	(9,550)	(18,316)	(9,972)
Average Interest Rate %	1.30	2.79	1.59	—	—	3.16	2.65
Paying leg	434	3,858	4,473	—	—	9,550	18,316	11,196
Average Spread %	1.03	2.78	0.97	—	—	—	0.85
GBP								17
Fixed to floating	—	—	—	—	—	—	—	17
Receiving leg	—	—	—	—	(482)	—	(482)	(468)
Average Interest Rate %	—	—	—	—	3.42	—	3.42
Paying leg	—	—	—	—	482	—	482	485
Average Spread %	—	—	—	—	—	—	—

Millions of euros	Maturity
Trading accountant purposes	2025	2026	2027	2028	2029	Subsequent years	Total	Fair value
CLP								(12)
Floating to fixed	—	—	—	—	—	—	—	(13)
Receiving leg	—	—	—	—	—	(150)	(150)	(147)
Average Spread %	—	—	—	—	—	(0.57)	(0.57)
Paying leg	—	—	—	—	—	150	150	134
Average Interest Rate %	—	—	—	—	—	4.13	4.13
COP								(25)
Fixed to floating	—	—	—	—	—	—	—	2
Receiving leg	(58)	—	—	—	—	—	(58)	(58)
Average Interest Rate %	5.77	—	—	—	—	—	5.77
Paying leg	58	—	—	—	—	—	58	60
Average Spread %	1.07	—	—	—	—	—	1.07
Floating to fixed	—	—	—	—	—	—	—	(27)
Receiving leg	(516)	—	—	—	(33)	—	(549)	(561)
Average Spread %	—	—	—	—	3.39	—	0.21
Paying leg	516	—	—	—	33	—	549	534
Average Interest Rate %	3.18	—	—	—	8.09	—	3.48

Cash flows receivable or payable on derivative financial instruments to be settled via the swap of nominals, categorized by currency of collection/payment, along with contractual maturities are as follows:

Millions of euros		2025	2026	2027	2028	2029	Subsequent years	Total
Currency swaps
Receive	BRL	33	—	—	—	—	—	33
Pay	BRL	(105)	—	(7)	—	—	—	(112)
Receive	CLP	—	—	—	—	—	—	—
Pay	CLP	—	(106)	—	(104)	(37)	(405)	(652)
Receive	COP	411	—	—	—	—	—	411
Pay	COP	(411)	(62)	—	—	—	(411)	(884)
Receive	EUR	16	256	2,549	—	—	—	2,821
Pay	EUR	(46)	(2,352)	(3,728)	—	(448)	(6,255)	(12,829)
Receive	GBP	—	603	—	—	482	—	1,085
Pay	GBP	—	—	—	—	—	—	—
Receive	JPY	—	—	—	—	—	92	92
Pay	JPY	—	—	—	—	—	—	—
Receive	UFC	—	—	—	111	37	—	148
Pay	UFC	—	—	—	—	—	—	—
Receive	USD	621	2,125	3,800	—	—	7,626	14,172
Pay	USD	(514)	(260)	(2,598)	—	—	—	(3,372)
TOTAL		5	204	16	7	34	647	913
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.83), EUR/USD (1.12) and USD/COP (3,755.96).

Millions of euros		2025	2026	2027	2028	2029	Subsequent years	Total
Forwards
Receive	BRL	23	—	—	—	—	—	23
Pay	BRL	(2,824)	—	—	—	—	—	(2,824)
Receive	CLP	1	—	—	—	—	—	1
Pay	CLP	(75)	—	—	—	—	—	(75)
Receive	COP	49	13	—	—	—	—	62
Pay	COP	(199)	—	—	—	—	—	(199)
Receive	CZK	93	—	—	—	—	—	93
Pay	CZK	—	—	—	—	—	—	—
Receive	EUR	4,350	266	—	—	—	—	4,616
Pay	EUR	(841)	—	—	—	—	—	(841)
Receive	GBP	23	—	—	—	—	—	23
Pay	GBP	(221)	—	—	—	—	—	(221)
Receive	MXN	13	—	—	—	—	—	13
Pay	MXN	(234)	—	—	—	—	—	(234)
Receive	PEN	25	—	—	—	—	—	25
Pay	PEN	(461)	(1)	—	—	—	—	(462)
Receive	USD	1,533	1	—	—	—	—	1,534
Pay	USD	(1,236)	(292)	—	—	—	—	(1,528)
Receive	UYU	28	—	—	—	—	—	28
Pay	UYU	(35)	—	—	—	—	—	(35)
TOTAL		12	(13)	—	—	—	—	(1)
The largest volume of cash flows collected in this table falls into the following currency pairs. The average exchange rates to which the settlements have been closed are: EUR/GBP (0.83), EUR/USD (1.08), USD/COP (4,457.11) and EUR/BRL (6.35).